Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
Summary of Transactions with Related Party

The remuneration of directors of the Group and key management were as follows:

	For the six months ended June 30,
	2026	2025
(In thousands)
Short term benefits	$504	$987
Retirement benefit scheme contributions	3	8
Share-based payment	1,271	1,029
	$1,778	$2,024